Note 1 - Organization (Details Textual) - USD ($)								3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2019	Nov. 01, 2018	Jul. 16, 2018	Jul. 13, 2018	Jul. 12, 2018	Feb. 16, 2018	Feb. 14, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 03, 2016
Retained Earnings (Accumulated Deficit), Ending Balance									$ (343,214,000)		$ (328,885,000)	$ (301,327,000)
Cash and Cash Equivalents, at Carrying Value, Ending Balance								$ 10,008,000	14,461,000	$ 10,008,000	16,410,000	5,389,000	$ 36,096,000
Proceeds from Issuance or Sale of Equity, Net	$ 3,800,000	$ 10,200,000		$ 3	$ 3,000,000	$ 15,500,000			8,000,000
Common Stock Offering, Maximum Aggregate Value														$ 150,000,000
Proceeds from Issuance of Common Stock											314,000	246,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,797,900
Debt Conversion, Original Debt, Amount										$ 38,000,000	$ 42,794,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001			$ 0.001		$ 0.001	$ 0.001
CRG [Member] | Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member]
Debt Conversion, Original Debt, Amount						$ 38,000,000	$ 38,000,000
Debt Conversion, Converted Instrument, Amount						$ 41,800,000	$ 41,800,000
Common Stock Warrants, Issued with Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,797,900			1,768,850		1,768,850
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant One [Member]
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock						1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						50
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date						7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 4
Common Stock Warrants, Issued with Series B Preferred Stock, Warrant Two [Member]
Class of Warrant or Right, Number of Warrants Issued for Each Share of Preferred Stock						1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						50
Class of Warrant or Right, Contingent Expiration Period Following Initial Exercise Date						7 years
Class of Warrant or Right, Expiration Period Following FDA Clearance						60 days
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues						17,979
Preferred Stock, Par or Stated Value Per Share						$ 0.001
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues						41,800
Series A Preferred Stock [Member] | Conversion of Principal Amount of Senior Secured Loan to Newly Authorized Series A Preferred Stock [Member]
Convertible Preferred Stock, Shares of Common Stock Issuable on Conversion						2,090,000	2,090,000
Series C Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity, Net		$ 10,200,000
Stock Issued During Period, Shares, New Issues		8,586
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		728,500						216,618	3,813,559			23,452
Sales Agreement with Cowen [Member]
Common Stock Offering, Maximum Aggregate Value														$ 50,000,000
Proceeds from Issuance of Common Stock												$ 3,187,000	5,171,000
Underwriting Discount and Commissions												$ 101,000	$ 160,000
Sales Agreement with Cowen [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues												18,968	2,737
Shares Issued, Price Per Share												$ 176.80	$ 1,947.40
Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member]
Sale of Stock, Consideration Received on Transaction			$ 3,000,000		$ 3,000,000
Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] | Common Stock Warrants [Member]
Stock Issued During Period, Shares, New Issues			216,618
Shares Issued, Price Per Share			$ 16.425
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			108,309	108,309	108,309						108,309
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1		1
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 15.80	$ 15.80	$ 15.80
Placement Agency Sale - Prospectus Supplement of July 12, 2018 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues				216,618	216,618					216,618	216,618
Shares Issued, Price Per Share					$ 16.425	$ 15.80
November Public Offering [Member] | Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		2,875,000							876,840
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 4
November Public Offering [Member] | Series C Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity, Net		$ 10,200,000
Stock Issued During Period, Shares, New Issues		8,586
November Public Offering [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues		728,500									728,500